LEASES - Supplemental cash flow information (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lessee Disclosure [Abstract]
Cash paid for amounts included in the measurement of lease liabilities	¥ 507	¥ 415
Right-of-use assets obtained in exchange for operating lease liabilities	¥ 455	¥ 589